Expense Example {- Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund} - 10.31 Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Retail PRO-06 - Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund - Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Retail Class
Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 133
3 years	422
5 years	734
10 years	$ 1,619